CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Cash on hand	8,562	8,630
Bank balances	330,430	255,746
Overnight	239,292	295,060
Total Cash	578,284	559,436

Cash equivalents
Time deposits	534,062	374,369
Mutual funds	29,658	15,522
Total cash equivalents	563,720	389,891
Total cash and cash equivalents	1,142,004	949,327

Schedule of cash and cash equivalents denominated by currencies

Cash and cash equivalents are denominated in the following currencies:

	As of	As of
Currency	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Argentine peso	12,135	7,871
Brazilian real	106,499	97,401
Chilean peso	81,845	30,758
Colombian peso	7,264	4,336
Euro	11,746	1,695
US Dollar	882,114	780,124
Other currencies	40,401	27,142
Total	1,142,004	949,327